FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment [ ];  Amendment Number:

This Amendment (Check one only):  [ ] is a restatement
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Water Island Capital, LLC
Address:  41 Madison Avenue
          New York, New York 10010

Form 13F File Number:  28-10693

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Matthew Hemberger
Title:  Chief Compliance Officer
Phone:  (212) 584-2367

Signature, Place, and Date of Signing:

/s/ Matthew Hemberger         New York, New York          8/11/2010
---------------------         ------------------          ---------
[Signature]                   [City, State]               [Date]

Report Type:     (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                            0

Form 13F Information Table Entry Total:                      76

Form 13F Information Table Value Total:             $ 1,162,052
                                                    (thousands)


List of Other Included Managers:

                                      NONE

                                                  FAIR MARKET  SHARES OR                                            VOTING AUTHORITY
                        TITLE OF       CUSIP      VALUE        PRINCIPAL  SH/  PUT/  INVESTMENT    OTHER            ----------------
NAME OF ISSUER          CLASS          NUMBER     (000'S)      AMOUNT     PRN  CALL  DISCRETION    MANAGERS  SOLE   SHARED    NONE
--------------          --------       ------     -----------  ---------  ---  ----  ----------    --------  ----   ------    -----
ALCON INC               COM SHS        H01301102     49970       337000   SH         SOLE                    337000
AIRGAS INC              COM            009363102     18116       291249   SH         SOLE                    291249
AIRGAS INC              COM            009363102        13         1068   SH   PUT   SOLE                      1068
AIRGAS INC              COM            009363102        28          944   SH   PUT   SOLE                       944
ALLEGHENY ENERGY INC    COM            017361106     13993       676633   SH         SOLE                    676633
ALLIED DEFENSE GROUP    COM            019118108      3482       921110   SH         SOLE                    921110
ALLSCRIPTS-MISYS
  HEALTH                COM            01988P108       803        49886   SH         SOLE                     49886
AMERICAN ITALIAN
  PASTA CO              CL A           027070101     49870       943248   SH         SOLE                    943248
APACHE CORP             COM            037411105       120          349   SH   PUT   SOLE                       349
ARENA RESOURCES INC     COM            040049108     25506       799572   SH         SOLE                    799572
BAKER HUGHES INC        COM            057224107      7690       185000   SH         SOLE                    185000
BIOSPHERE MEDICAL INC   COM            09066V103      1712       396344   SH         SOLE                    396344
BOOTS & COOTS INC       COM NEW        099469504      7758      2629708   SH         SOLE                   2629708
BOWNE & CO INC          COM            103043105     17086      1522815   SH         SOLE                   1522815
CALIFORNIA PIZZA
  KITCHEN INC           COM            13054D109       377        24900   SH         SOLE                     24900
CALIFORNIA PIZZA
  KITCHEN INC           COM            13054D109        63          249   SH   PUT   SOLE                       249
CASEYS GEN STORES INC   COM            147528103     10395       297857   SH         SOLE                    297857
CASEYS GEN STORES INC   COM            147528103       232         1935   SH   PUT   SOLE                      1935
CELLDEX THERAPEUTICS
  INC NEW               COM            15117B103       877       192264   SH         SOLE                    192264
CELLDEX THERAPEUTICS
  INC NEW               COM            15117B103        55         1047   SH   PUT   SOLE                      1047
CELLDEX THERAPEUTICS
  INC NEW               COM NEW        15117B103        28         1623   SH   CALL  SOLE                      1623
CF INDS HLDGS INC       COM            125269100      4759        75000   SH         SOLE                     75000
CKE RESTAURANTS INC     COM            12561E105     22604      1803958   SH         SOLE                   1803958
COCA COLA ENTERPRISES
  INC                   COM            191219104     20062      775788    SH         SOLE                    775788
COCA COLA ENTERPRISES
  INC                   COM            191219104       200        2663    SH   PUT   SOLE                      2663
CONSOL ENERGY INC       COM            20854P109      4220      125000    SH         SOLE                    125000
CORNELL COMPANIES INC   COM            219141108     21441      797939    SH         SOLE                    797939
CYBERSOURCE CORP        COM            23251J106     47549     1862476    SH         SOLE                   1862476
DIVX INC                COM            255413106      5527      721566    SH         SOLE                    721566
DOLLAR THRIFTY
  AUTOMOTIVE GP         COM            256743105     15451      362613    SH         SOLE                    362613
DOLLAR THRIFTY
  AUTOMOTIVE GP         COM            256743105        12         249    SH   PUT   SOLE                       249
DOUBLE-TAKE SOFTWARE
  INC                   COM            258598101     15548     1482210    SH         SOLE                   1482210
DYNCORP INTL INC        CL A           26817C101     26003     1484238    SH         SOLE                   1484238
ECLIPSYS CORP           COM            278856109      3486      195391    SH         SOLE                   1496158
EV3 INC                 COM            26928A200     47136     2103350    SH         SOLE                   2103350
EXXON MOBIL CORP        COM            30231G102      6152      107792    SH         SOLE                    107792
FIDELITY NATL
  INFORMATION SV        COM            31620M106      4231      157742    SH         SOLE                    157742
GERDAU AMERISTEEL
  CORP                  COM            37373P105      8991      824828    SH         SOLE                    824828
HEALTHTRONICS INC       COM            42222L107     10645     2203846    SH         SOLE                   2203846
HERTZ GLOBAL HOLDINGS
  INC                   COM            42805T105      1317      139200    SH         SOLE                    139200
INTERACTIVE DATA CORP   COM            45840J107     46718     1399576    SH         SOLE                   1399576
INVENTIV HEALTH INC     COM            46122E105     32691     1276999    SH         SOLE                   1276999
MANPOWER INC            COM            56418H100      1590       36831    SH         SOLE                     36831
MANPOWER INC            COM            56418H100        80         300    SH   PUT   SOLE                       300
MARINER ENERGY INC      COM            56845T305     67966     3164167    SH         SOLE                   3164167
MILLIPORE CORP          COM            601073109     59968      562290    SH         SOLE                    562290
MILLIPORE CORP          COM            601073109         2         249    SH   PUT   SOLE                       249
MIRANT CORP NEW         COM            60467R100     12222     1157386    SH         SOLE                   1157386
NATIONAL DENTEX CORP    COM            63563H109      3272      194169    SH         SOLE                    194169
ODYSSEY HEALTHCARE INC  COM            67611V101     27562     1031521    SH         SOLE                   1031521
OMNI ENERGY SERVICES    COM NEW        68210T208      2303      862632    SH         SOLE                    862632
PALM INC NEW            COM            696643105      3327      583600    SH         SOLE                    583600
PHASE FORWARD INC       COM            71721R406     29197     1750446    SH         SOLE                   1750446
PORTEC RAIL PRODS INC   COM            736212101      6307      554157    SH         SOLE                    554157
PSYCHIATRIC SOLUTIONS
  INC                   COM            74439H108     20310      620713    SH         SOLE                    620713
RCN CORP                COM NEW        749361200     47746     3223861    SH         SOLE                   3223861
SANDRIDGE ENERGY INC    COM            80007P307       615        2794    SH   PUT   SOLE                      2794
SANDRIDGE ENERGY INC    COM            80007P308       910        2844    SH   PUT   SOLE                      2844
SENORX INC              COM            81724W104     15185     1383008    SH         SOLE                   1383008
SMITH INTL INC          COM            832110100     59526     1581022    SH         SOLE                   1581022
SOMANETICS CORP         COM            834445405      9770      391590    SH         SOLE                    391590
SONICWALL INC           COM            835470105      8553      727954    SH         SOLE                    727954
SOUTHWEST WTR CO        COM            845331107      9986      952876    SH         SOLE                    952876
SPORT SUPPLY GROUP
  INC DEL               COM            84916A104      8399      623963    SH         SOLE                    623963
STANLEY INC             COM            854532108     25550      683520    SH         SOLE                    683520
SYBASE INC              COM            871130100     64360      995360    SH         SOLE                    995360
SYMYX TECHNOLOGIES      COM            87155S108        43        8670    SH         SOLE                      8670
TERRA NOVA RTY CORP     COM            88102D103      2074      249000    SH         SOLE                    249000
THOMAS WEISEL PARTNERS
  GRP I                 COM            884481102      3154      535409    SH         SOLE                    535409
TTI TEAM TELECOM INTL
  LTD                   COM            M88258104      1921      671682    SH         SOLE                    671682
VIRAGE LOGIC CORP       COM            92763R104      5626      473151    SH         SOLE                    473151
VIRTUAL RADIOLOGIC
  CORPORATION           COM            92826B104     13991      815335    SH         SOLE                    815335
WASTE SERVICES INC
  DEL                   COM NEW        941075202     16874     1447210    SH         SOLE                   1447210
WILLIAMS PIPELINE
  PARTNERS L            COM UNIT LP IN 96950K103     45190     1398233    SH         SOLE                   1398233
WUXI PHARMATECH
  CAYMAN INC            SPONS ADR SHS  929352102     34744     2176970    SH         SOLE                   2176970
ZYGO CORP               COM            989855101       812      100147    SH         SOLE                    100147